SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding, balance	8,367,594
Granted	1,290,423
Exercised	(1,374,433)
Forfeited	(85,430)
Outstanding, balance	8,198,154	8,367,594
Exercisable options at the end of the year	5,135,115
Weighted average exercise price
Outstanding, weighted average exercise price	$ 9.76
Granted, weighted average exercise price	54.02
Exercised, weighted average exercise price	9.08
Forfeited, weighted average exercise price	28.15
Outstanding, weighted average exercise price	16.65	$ 9.76
Exercisable, weighted average exercise price	9.67
Options vested and expected to vest at the end of the year	$ 16.36
Additional Disclosures
Outstanding, weighted average remaining contractual term	6 years 3 months 8 days	6 years 8 months 2 days
Exercisable, weighted average remaining contractual term	5 years 4 months 20 days
Options vested and expected to vest, weighted average remaining contractual term	6 years 2 months 23 days
Outstanding at the beginning of the year, aggregate intrinsic value	$ 337,517	$ 291,093
Exercisable, aggregate intrinsic value	245,834
Options vested and expected to vest at the end of the year, aggregate intrinsic value	$ 333,867